Schedule of Investments

March 31, 2024
(unaudited)
	Shares	Value (a)
Common Stocks — 99.5%
Energy — 80.3%
Equipment & Services — 5.9%
Baker Hughes Company	296,400	$9,929,400
Halliburton Company	177,353	6,991,255
Schlumberger N.V.	377,933	20,714,508
TechnipFMC plc	173,800	4,364,118
		41,999,281
Exploration & Production — 24.9%
APA Corporation	56,000	1,925,280
Chesapeake Energy Corporation	40,200	3,570,966
Chord Energy Corporation	225	40,104
Chord Energy Corporation warrants, strike price $166.37, 1 warrant for .5774 share, expires 9/1/24 (b)	2,654	94,323
Chord Energy Corporation warrants, strike price $133.70, 1 warrant for .5774 share, expires 9/1/25 (b)	1,327	34,130
ConocoPhillips	341,876	43,513,977
Coterra Energy Inc.	125,900	3,510,092
Devon Energy Corporation	284,700	14,286,246
Diamondback Energy, Inc.	97,900	19,400,843
EOG Resources, Inc.	220,467	28,184,501
EQT Corporation	61,400	2,276,098
Hess Corporation	141,989	21,673,201
Marathon Oil Corporation	95,400	2,703,636
Occidental Petroleum Corporation	151,951	9,875,296
Pioneer Natural Resources Company	101,500	26,643,750
		177,732,443
Integrated Oil & Gas — 32.0%
Cenovus Energy Inc.	293,300	5,863,067
Chevron Corporation	541,671	85,443,184
Exxon Mobil Corporation	1,173,430	136,399,503
		227,705,754
Refining & Marketing — 10.3%
Marathon Petroleum Corporation	167,812	33,814,118
Phillips 66	154,475	25,231,947
Valero Energy Corporation	86,000	14,679,340
		73,725,405

Schedule of Investments (continued)

March 31, 2024
(unaudited)
	Shares	Value (a)
Storage & Transportation — 7.2%
Kinder Morgan, Inc.	694,492	$12,736,983
ONEOK, Inc.	137,900	11,055,443
Targa Resources Corp.	73,300	8,208,867
Williams Companies, Inc.	491,750	19,163,498
		51,164,791
Materials — 19.2%
Chemicals — 13.5%
Air Products and Chemicals, Inc.	21,700	5,257,259
Albemarle Corporation	7,200	948,528
Celanese Corporation	35,777	6,148,635
CF Industries Holdings, Inc.	13,369	1,112,435
Corteva Inc.	93,145	5,371,672
Dow, Inc.	63,945	3,704,334
DuPont de Nemours, Inc.	33,526	2,570,438
Eastman Chemical Company	7,700	771,694
Ecolab Inc.	50,000	11,545,000
FMC Corporation	7,255	462,144
International Flavors & Fragrances Inc.	21,006	1,806,306
Linde plc	71,000	32,966,720
LyondellBasell Industries N.V.	68,700	7,026,636
Mosaic Company	21,201	688,184
PPG Industries, Inc.	55,000	7,969,500
Sherwin-Williams Company	23,100	8,023,323
		96,372,808
Construction Materials — 1.7%
Martin Marietta Materials, Inc.	5,000	3,069,700
Vulcan Materials Company	32,100	8,760,732
		11,830,432
Containers & Packaging — 0.9%
Amcor plc	92,400	878,724
Avery Dennison Corporation	5,500	1,227,875
Ball Corporation	23,300	1,569,488
International Paper Company	21,500	838,930
Packaging Corporation of America	5,900	1,119,702
WestRock Company	15,400	761,530
		6,396,249
Metals & Mining — 3.1%
Freeport-McMoRan, Inc.	256,300	12,051,226
Newmont Corporation	107,100	3,838,464
Nucor Corporation	22,600	4,472,540
Steel Dynamics, Inc.	12,526	1,856,729
		22,218,959
Total Common Stocks
(Cost $476,056,749)		709,146,122

Schedule of Investments (continued)

March 31, 2024
(unaudited)
	Shares	Value (a)
Short-Term Investments — 0.5%
Money Market Funds — 0.5%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 5.38% (c)	2,900,659	$2,900,949
Northern Institutional Treasury Premier Portfolio, 5.15% (c)	517,842	517,842
Total Short-Term Investments
(Cost $3,419,371)		3,418,791
Total — 100.0% of Net Assets
(Cost $479,476,120)		712,564,913
Other Assets Less Liabilities — 0.0%		143,896
Net Assets — 100.0%		$712,708,809

Total Return Swap Agreements — 0.0%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Avery Dennison Corporation (15,500 shares)	4/16/2025	$3,356,530	$93,428	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Materials Select Sector SPDR Fund (37,100 shares)	4/16/2025	(3,349,926)	—	(99,718)
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	HF Sinclair Corporation (59,100 shares)	4/30/2025	3,515,002	50,566	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Energy Select Sector SPDR Fund (37,800 shares)	4/30/2025	(3,514,614)	—	(52,175)
Gross unrealized gain (loss) on open total return swap agreements					$143,994	$(151,893)
Net unrealized loss on open total return swap agreements (d)						$(7,899)

(a)
Common stocks and warrants are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(d)
Counterparty for all open total return swap agreements is Morgan Stanley.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.